REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares				Fair Value
	OPEN END FUNDS — 5.7%
	REAL ESTATE - 5.7%
560,000	Redwood Real Estate Income Fund, Class I(a) (Cost $14,000,000)			$ 14,005,600

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 12.8%
	AEROSPACE & DEFENSE — 0.4%
185,000	Bombardier, Inc.(b)	7.8750	04/15/27	184,560
168,000	Howmet Aerospace, Inc.	6.8750	05/01/25	170,721
403,000	TransDigm, Inc.	6.3750	06/15/26	399,262
186,000	TransDigm, Inc.	5.5000	11/15/27	176,631
				931,174
	AUTOMOTIVE — 0.5%
180,000	American Axle & Manufacturing, Inc.	6.2500	03/15/26	176,365
388,000	Ford Motor Company	4.3460	12/08/26	378,568
177,000	Ford Motor Company	4.7500	01/15/43	138,655
165,000	Ford Motor Company	5.2910	12/08/46	136,503
403,000	Goodyear Tire & Rubber Company (The)	5.0000	05/31/26	392,152
				1,222,243
	BIOTECH & PHARMA — 0.2%
99,000	BC Ltd. (b)	9.0000	01/30/28	99,343
179,000	Bausch Health Companies, Inc.(b)	11.0000	09/30/28	132,452
33,000	Bausch Health Companies, Inc.(b)	14.0000	10/15/30	21,047
127,000	Endo Luxembourg Finance Company I Sarl (b)	6.1250	04/01/29	92,659
188,000	Par Pharmaceutical, Inc. (b)	7.5000	04/01/27	138,155
				483,656
	CABLE & SATELLITE — 0.9%
398,000	CCO Holdings, LLC / CCO Holdings Capital(b)	5.0000	02/01/28	368,179
179,000	CCO Holdings, LLC / CCO Holdings Capital(b)	5.3750	06/01/29	163,746
185,000	CCO Holdings, LLC / CCO Holdings Capital(b)	4.7500	03/01/30	160,546
188,000	CCO Holdings, LLC / CCO Holdings Capital(b)	4.5000	08/15/30	159,241
192,000	CCO Holdings, LLC / CCO Holdings Capital(b)	4.2500	02/01/31	158,027
180,000	DISH DBS Corporation	5.8750	11/15/24	165,484
173,000	DISH DBS Corporation	7.7500	07/01/26	112,676

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 12.8% (Continued)
	CABLE & SATELLITE — 0.9% (Continued)
391,000	DISH DBS Corporation	7.3750	07/01/28	$ 221,386
385,000	Sirius XM Radio, Inc. (b)	5.5000	07/01/29	350,630
192,000	Sirius XM Radio, Inc. (b)	4.1250	07/01/30	157,687
				2,017,602
	COMMERCIAL SUPPORT SERVICES — 0.1%
179,000	Prime Security Services Borrower, LLC / Prime(b)	5.7500	04/15/26	175,689
126,000	RR Donnelley & Sons Company	8.2500	07/01/27	128,796
				304,485
	CONTAINERS & PACKAGING — 0.4%
394,000	Ball Corporation	4.0000	11/15/23	390,866
371,000	Pactiv, LLC B	7.9500	12/15/25	374,797
327,000	Sealed Air Corporation(b)	6.8750	07/15/33	342,251
				1,107,914
	ELECTRIC UTILITIES — 0.5%
414,000	Calpine Corporation(b)	5.1250	03/15/28	375,853
177,000	FirstEnergy Corporation	4.1500	07/15/27	167,384
403,000	PG&E Corporation	5.0000	07/01/28	373,213
403,000	Vistra Operations Company, LLC(b)	5.5000	09/01/26	390,106
				1,306,556
	ELECTRICAL EQUIPMENT — 0.2%
375,000	WESCO Distribution, Inc. (b)	7.2500	06/15/28	382,671

	ENTERTAINMENT CONTENT — 0.2%
725,000	Diamond Sports Group, LLC / Diamond Sports Finance(b)	5.3750	08/15/26	23,109
370,000	Liberty Interactive, LLC	8.5000	07/15/29	140,008
411,000	Univision Communications, Inc. (b)	5.1250	02/15/25	403,224
				566,341
	FOOD — 0.7%
185,000	Kraft Heinz Foods Company	3.0000	06/01/26	174,993
177,000	Kraft Heinz Foods Company	3.8750	05/15/27	169,738
135,000	Kraft Heinz Foods Company	6.3750	07/15/28	142,011
125,000	Kraft Heinz Foods Company(b)	7.1250	08/01/39	138,390
156,000	Kraft Heinz Foods Company	5.0000	06/04/42	145,948
150,000	Kraft Heinz Foods Company	5.2000	07/15/45	141,857

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 12.8% (Continued)
	FOOD — 0.7% (Continued)
165,000	Kraft Heinz Foods Company	4.3750	06/01/46	$ 139,750
154,000	Kraft Heinz Foods Company	4.8750	10/01/49	140,207
137,000	Post Holdings, Inc. (b)	5.7500	03/01/27	134,389
192,000	Post Holdings, Inc. (b)	4.6250	04/15/30	169,458
195,000	Post Holdings, Inc. (b)	4.5000	09/15/31	165,992
				1,662,733
	FORESTRY, PAPER & WOOD PRODUCTS — 0.1%
415,000	Louisiana-Pacific Corporation(b)	3.6250	03/15/29	363,565

	HEALTH CARE FACILITIES & SERVICES — 1.1%
179,000	Centene Corporation	4.6250	12/15/29	166,457
186,000	Centene Corporation	3.3750	02/15/30	160,170
188,000	Centene Corporation	3.0000	10/15/30	157,197
195,000	Centene Corporation	2.5000	03/01/31	156,241
188,000	CHS/Community Health Systems, Inc. (b)	6.8750	04/15/29	124,806
408,000	DaVita, Inc. (b)	4.6250	06/01/30	347,821
203,000	DaVita, Inc. (b)	3.7500	02/15/31	162,980
173,000	HCA, Inc.	5.3750	02/01/25	172,069
364,000	HCA, Inc.	5.8750	02/15/26	365,066
163,000	HCA, Inc.	5.6250	09/01/28	163,621
183,000	HCA, Inc.	3.5000	09/01/30	160,860
183,000	Tenet Healthcare Corporation	6.1250	10/01/28	174,489
364,000	Tenet Healthcare Corporation	6.8750	11/15/31	364,875
				2,676,652
	HOME & OFFICE PRODUCTS — 0.1%
177,000	Newell Brands, Inc.	4.4500	04/01/26	167,751

	HOME CONSTRUCTION — 0.1%
229,000	Beazer Homes USA, Inc. B	6.7500	03/15/25	228,082

	INSURANCE — 0.2%
42,000	MBIA, Inc.	6.6250	10/01/28	34,020
391,000	Radian Group, Inc.	4.5000	10/01/24	381,438
				415,458

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 12.8% (Continued)
	INTERNET MEDIA & SERVICES — 0.3%
168,000	Netflix, Inc.	4.8750	04/15/28	$ 166,160
157,000	Netflix, Inc.	5.8750	11/15/28	162,168
354,000	Netflix, Inc. (b)	4.8750	06/15/30	346,176
				674,504
	LEISURE FACILITIES & SERVICES — 0.5%
197,000	BC ULC / New Red Finance, Inc. (b)	4.0000	10/15/30	169,485
183,000	Carnival Corporation(b)	7.6250	03/01/26	180,704
188,000	Carnival Corporation(b)	5.7500	03/01/27	174,084
135,000	Carnival Corporation	6.6500	01/15/28	124,640
195,000	Hilton Domestic Operating Company, Inc. (b)	3.6250	02/15/32	163,813
379,000	MGM Resorts International	5.7500	06/15/25	375,146
189,000	NCL Corporation Ltd. (b)	5.8750	03/15/26	179,018
188,000	Royal Caribbean Cruises Ltd. (b)	5.5000	04/01/28	177,363
				1,544,253
	METALS & MINING — 0.2%
189,000	FMG Resources August 2006 Pty Ltd. (b)	4.3750	04/01/31	162,761
154,000	Freeport-McMoRan, Inc.	5.4500	03/15/43	143,579
185,000	Novelis Corporation(b)	4.7500	01/30/30	166,433
				472,773
	OIL & GAS PRODUCERS — 1.9%
204,000	Apache Corporation	4.8750	11/15/27	191,118
171,000	Apache Corporation	5.1000	09/01/40	145,397
185,000	Cheniere Energy Partners, L.P.	4.0000	03/01/31	164,793
39,000	Cheniere Energy, Inc. (b)	4.6250	10/15/28	36,745
137,000	Cheniere Energy, Inc.	4.6250	10/15/28	129,078
179,000	Comstock Resources, Inc. (b)	6.7500	03/01/29	167,159
160,000	Continental Resources Inc.(b)	5.7500	01/15/31	154,550
403,000	EQM Midstream Partners, L.P.	4.0000	08/01/24	394,772
180,000	EQT Corporation	3.9000	10/01/27	168,888
375,000	Murphy Oil Corporation	7.0500	05/01/29	381,933
415,000	New Fortress Energy, Inc. (b)	6.7500	09/15/25	396,087
197,000	New Fortress Energy, Inc. (b)	6.5000	09/30/26	180,999
189,000	NGL Energy Operating, LLC / NGL Energy Finance(b)	7.5000	02/01/26	187,435
188,000	Occidental Petroleum Corporation	2.9000	08/15/24	182,309

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 12.8% (Continued)
	OIL & GAS PRODUCERS — 1.9% (Continued)
379,000	Occidental Petroleum Corporation	5.5500	03/15/26	$ 377,351
189,000	Occidental Petroleum Corporation	3.5000	08/15/29	163,474
143,000	Occidental Petroleum Corporation	8.8750	07/15/30	165,482
156,000	Occidental Petroleum Corporation	6.6250	09/01/30	163,722
160,000	Occidental Petroleum Corporation	6.1250	01/01/31	163,880
150,000	Occidental Petroleum Corporation	6.4500	09/15/36	157,613
304,000	Ovintiv, Inc.	8.1250	09/15/30	337,754
175,000	Western Midstream Operating, L.P.	5.3000	02/01/30	159,208
				4,569,747
	OIL & GAS SERVICES & EQUIPMENT — 0.4%
463,000	Nabors Industries, Inc. B	5.7500	02/01/25	454,157
525,000	Transocean, Inc. (b)	8.0000	02/01/27	506,648
				960,805
	REAL ESTATE INVESTMENT TRUSTS — 0.4%
402,000	Iron Mountain, Inc. (b)	4.8750	09/15/27	377,364
185,000	Iron Mountain, Inc. (b)	5.2500	07/15/30	167,402
189,000	MPT Operating Partnership, L.P. / MPT Finance	3.5000	03/15/31	136,330
186,000	SBA Communications Corporation	3.8750	02/15/27	171,533
200,000	SBA Communications Corporation	3.1250	02/01/29	168,751
				1,021,380
	RETAIL - CONSUMER STAPLES — 0.3%
195,000	Albertsons Companies Inc / Safeway Inc.(b)	3.5000	03/15/29	169,979
294,000	New Albertsons, L.P.	8.0000	05/01/31	307,851
236,000	Rite Aid Corporation B	7.7000	02/15/27	51,121
226,000	Safeway, Inc.	7.2500	02/01/31	235,576
				764,527
	RETAIL - DISCRETIONARY — 0.2%
189,000	Magic MergerCo, Inc. (b)	7.8750	05/01/29	134,424
423,000	Staples, Inc. (b)	10.7500	04/15/27	242,420
				376,844
	SEMICONDUCTORS — 0.2%
388,000	Amkor Technology, Inc. (b)	6.6250	09/15/27	389,337

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 12.8% (Continued)
	SPECIALTY FINANCE — 0.1%
171,000	OneMain Finance Corporation		6.8750	03/15/25	$ 170,609
168,000	OneMain Finance Corporation		7.1250	03/15/26	166,546
					337,155
	STEEL — 0.2%
392,000	United States Steel Corporation		6.6500	06/01/37	381,908

	TECHNOLOGY HARDWARE — 0.4%
324,000	Dell, Inc.		7.1000	04/15/28	350,763
186,000	Imola Merger Corporation(b)		4.7500	05/15/29	163,753
137,000	Pitney Bowes, Inc.		4.6250	03/15/24	134,491
175,000	Western Digital Corporation		4.7500	02/15/26	167,272
400,000	Xerox Corporation		3.8000	05/15/24	392,675
					1,208,954
	TECHNOLOGY SERVICES — 0.3%
356,000	Sabre GLBL, Inc. (b)		9.2500	04/15/25	334,105
379,000	Unisys Corporation(b)		6.8750	11/01/27	309,874
					643,979
	TELECOMMUNICATIONS — 1.1%
173,000	Embarq Corporation		7.9950	06/01/36	97,962
406,000	Frontier Communications Corporation(b)		5.0000	05/01/28	344,631
152,000	Sprint Capital Corporation		6.8750	11/15/28	161,318
128,000	Sprint Capital Corporation		8.7500	03/15/32	154,542
173,000	Sprint Corporation		7.8750	09/15/23	173,290
169,000	Sprint Corporation		7.1250	06/15/24	170,741
165,000	Sprint Corporation		7.6250	02/15/25	168,944
341,000	Sprint Corporation		7.6250	03/01/26	355,512
157,000	Telecom Italia Capital S.A.		7.2000	07/18/36	135,036
152,000	Telecom Italia Capital S.A.		7.7210	06/04/38	135,233
185,000	T-Mobile USA, Inc.		3.5000	04/15/31	162,800
160,000	Vodafone Group plc(c)	USD SWAP SEMI 30/360 5YR + 4.873%	7.0000	04/04/79	164,247
180,000	Windstream Escrow, LLC / Windstream Escrow Finance(b)		7.7500	08/15/28	151,772
197,000	Zayo Group Holdings, Inc. (b)		4.0000	03/01/27	141,124
					2,517,152

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 12.8% (Continued)
	TRANSPORTATION & LOGISTICS — 0.6%
154,000	American Airlines, Inc. (b)	11.7500	07/15/25	$ 169,441
167,750	American Airlines, Inc./AAdvantage Loyalty IP Ltd. (b)	5.5000	04/20/26	165,404
179,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd. (b)	5.7500	04/20/29	173,429
163,000	Delta Air Lines, Inc.	7.3750	01/15/26	169,355
183,000	Hawaiian Brand Intellectual Property Ltd. (b)	5.7500	01/20/26	172,703
402,000	United Airlines Holdings, Inc.	5.0000	02/01/24	399,539
186,000	United Airlines, Inc. (b)	4.3750	04/15/26	176,328
186,000	United Airlines, Inc. (b)	4.6250	04/15/29	168,426
				1,594,625
	TOTAL CORPORATE BONDS (Cost $34,015,329)			31,294,826

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 18.1%
	U.S. TREASURY NOTES — 18.1%
12,080,000	United States Treasury Note	0.8750	01/31/24	11,813,205
8,131,000	United States Treasury Note	2.5000	05/31/24	7,938,844
9,679,000	United States Treasury Note	1.1250	01/15/25	9,132,099
4,831,000	United States Treasury Note	1.5000	01/31/27	4,380,170
1,739,000	United States Treasury Note	3.1250	11/15/28	1,652,593
1,449,000	United States Treasury Note	2.6250	02/15/29	1,338,684
1,449,000	United States Treasury Note	2.3750	05/15/29	1,317,401
1,159,000	United States Treasury Note	1.5000	02/15/30	988,274
3,510,000	United States Treasury Note	0.6250	08/15/30	2,782,224
1,514,000	United States Treasury Note	0.8750	11/15/30	1,219,302
2,062,000	United States Treasury Note	1.6250	05/15/31	1,740,013
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $47,832,010)			44,302,809

	SHORT-TERM INVESTMENTS – 59.5%
	U.S. TREASURY BILLS — 59.5%
77,483,000	United States Treasury Bill(d)	0.0000	10/19/23	76,588,843
70,137,000	United States Treasury Bill(d)(e)	0.0000	11/02/23	69,179,144
	TOTAL U.S. TREASURY BILLS (Cost $145,929,835)			145,767,987

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Fair Value
TOTAL INVESTMENTS – 96.1% (Cost $241,777,174)	$ 235,371,223
OTHER ASSETS IN EXCESS OF LIABILITIES- 3.9%	9,660,766
NET ASSETS - 100.0%	$ 245,031,989

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme

(a)	Investment in affiliate.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023 the total market value of 144A securities is 13,187,952 or 5.4% of net assets.
(c)	Variable rate security; the rate shown represents the rate on July 31, 2023.
(d)	Zero coupon bond.
(e)	All or a portion of this security is held in a separate collateral account. Collateral has a fair value of $48,291,696 and represents 19.7% of net assets.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) July 31, 2023

CREDIT DEFAULT SWAP
Notional Amount	Premiums Paid (Received)	Reference Entity (I)	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Fixed Rate	Value	Unrealized Appreciation
$ 22,000,000	$ 537,356	To Sell Protection - CDX HY CDSI S38 5Y PRC, pays Quarterly	BNP Paribas	12/20/2027	Receive	5.00%	$ 780,120	$ 242,764

TOTAL							$ 780,120	$ 242,764

(I) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index. The swap itself does not have a credit rating, however the underlying holdings of the swap are comprised of non-investment grade entities, with ratings of B and BB.

TOTAL RETURN SWAPS *
Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	Value/ Unrealized Appreciation
BlackRock High Yield Bond Portfolio - Institutional Class	3,688,918	$ 25,047,756	SOFR + 175 bps	6/16/2026	Barclays	$ 184,446
BlackRock High Yield Bond Portfolio - Institutional Class	11,045,655	74,999,997	SOFR + 150 bps	6/17/2024	Goldman Sachs	552,283
Invesco High Yield Municpal Fund	11,913	102,095	SOFR + 175 bps	4/6/2026	Barclays	(119)
Ishares IBOXX High Yield Corporate Bond	253,500	19,139,250	SOFR - 10 bps	6/17/2024	Goldman Sachs	109,005
Ishares IBOXX High Yield Corporate Bond	153,000	11,485,710	OBFR + 10 bps	4/8/2024	Barclays	65,790
Lord Abbett High Yield Fund	6,462,036	39,935,382	SOFR + 150 bps	6/17/2024	Goldman Sachs	258,481
Nuveen High Yield Municipal Bond Fund	6,823	101,800	SOFR + 175 bps	12/5/2025	Barclays	(273)
PGIM High Yield Fund - Class Z	8,658,009	39,826,841	SOFR + 150 bps	6/17/2024	Goldman Sachs	519,481
TOTAL						$ 1,689,094

* The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

SOFR	- Secured Overnight Financing Rate
OBFR	- Overnight Bank Funding Rate

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 96.1%
	FIXED INCOME - 83.4%
4,651	American Century High-Yield Municipal Fund, Class I	$ 40,375
4,596	BlackRock High Yield Municipal Fund, Institutional Class	40,173
2,286,766	Invesco High Yield Municipal Fund	19,574,717
13,296	Invesco Rochester Municipal Opportunities Fund, Class Y	90,681
3,792	Lord Abbett High Yield Municipal Bond Fund, Class I	40,421
1,703,725	MainStay MacKay High Yield Municipal Bond Fund	19,729,130
5,577	MFS Municipal High Income Fund, Class I	40,264
5,559	Northern High Yield Municipal Fund	40,799
3,162,018	Nuveen High Yield Municipal Bond Fund, Class I	47,050,833
4,257	Nuveen Short Duration High Yield Municipal Bond, Class I	40,273
5,303,998	PIMCO High Yield Municipal Bond Fund, Institutional Class	44,129,266
6,514	Pioneer High Income Municipal Fund, Class Y	40,254
3,210	Western Asset Municipal High Income Fund, Class I	40,577
		130,897,763
	REAL ESTATE - 12.7%
800,000	Redwood Real Estate Income Fund, Class I (a)	20,008,000

	TOTAL OPEN END FUNDS (Cost $151,950,350)	150,905,763

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
119,020	BlackRock Liquidity Funds MuniCash, Institutional Class, 3.16% (b)	119,020
118,029	JPMorgan Municipal Money Market Fund, Agency Class, 3.33% (b)	118,029
146,655	JPMorgan Tax Free Money Market Fund, Agency Class, 3.05% (b)	146,654
	TOTAL MONEY MARKET FUNDS (Cost $383,703)	383,703

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Fair Value
TOTAL INVESTMENTS - 96.4% (Cost $152,334,053)	$ 151,289,466
OTHER ASSETS IN EXCESS OF LIABILITIES- 3.6%	5,692,375
NET ASSETS - 100.0%	$ 156,981,841

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2023.

TOTAL RETURN SWAPS *
Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	Value/ Unrealized Depreciation
Invesco High Yield Municipal Fund	14,406	$ 123,460	SOFR + 175 bps	7/31/2025	Barclays	$ (144)
Nuveen High Yield Municipal Bond	1,530,761	22,838,956	SOFR + 175 bps	12/5/2025	Barclays	(61,230)

TOTAL						$ (61,374)

* The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

SOFR	- Secured Overnight Financing Rate

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 62.0%
	Brazil - 2.5%
560,086	B3 S.A. - Brasil Bolsa Balcao	$ 1,767,221
282,804	Petroleo Brasileiro S.A.	2,081,886
200,221	Vale S.A.	2,936,456
		6,785,563
	Canada - 11.6%
149,318	ARC Resources Ltd.	2,255,805
159,156	Barrick Gold Corporation	2,749,646
35,762	Canadian Natural Resources Ltd.	2,174,914
106,961	Cenovus Energy, Inc.	2,034,478
25,009	CGI, Inc.(a)	2,541,565
84,984	Empire Company Ltd., Class A	2,308,031
41,995	Imperial Oil Ltd.	2,262,563
26,455	Loblaw Companies Ltd.	2,347,436
36,853	Nutrien Ltd.	2,539,765
68,385	Open Text Corporation	2,937,543
69,534	Suncor Energy, Inc.	2,175,838
62,103	Teck Resources Ltd., Class B	2,759,065
29,533	West Fraser Timber Company Ltd.	2,488,409
		31,575,058
	Cayman Islands - 1.7%
219,875	NetEase, Inc.	4,778,733

	China - 3.2%
5,793,967	China Galaxy Securities Company Ltd., H Shares	3,372,866
826,254	China Shenhua Energy Company Ltd., H Shares	2,468,520
2,654,997	COSCO SHIPPING Holdings Company Ltd., H Shares	2,801,761
		8,643,147
	Finland - 0.7%
52,560	Orion OYJ, Class B	2,019,404

	France - 0.9%
41,148	TotalEnergies S.E.	2,500,372

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 62.0% (Continued)
	Israel - 0.9%
18,646	Check Point Software Technologies Ltd.(a)	$ 2,465,188

	Japan - 15.4%
144,669	Astellas Pharma, Inc.	2,115,597
86,683	Honda Motor Company Ltd.	2,749,723
20,368	Hoya Corporation	2,366,524
76,111	ITOCHU Corporation	3,076,132
75,762	KDDI Corporation	2,229,688
44,648	Konami Group Corporation	2,500,896
225,337	Marubeni Corporation	3,981,083
86,370	Mitsui & Company Ltd.	3,363,882
674,017	Nissan Motor Company Ltd.	2,951,540
101,626	Ono Pharmaceutical Company Ltd.	1,858,311
64,749	Recruit Holdings Company Ltd.	2,245,091
215,348	Renesas Electronics Corporation(a)	4,170,912
107,127	Shin-Etsu Chemical Company Ltd.	3,523,236
47,710	SoftBank Group Corporation	2,428,609
87,578	Takeda Pharmaceutical Company Ltd.	2,672,234
		42,233,458
	Korea (Republic Of) - 3.9%
194,941	HMM Company Ltd.	2,669,609
44,387	Kia Motors Corporation	2,874,193
146,909	Korean Air Lines Company Ltd.	2,829,686
36,336	KT&G Corporation	2,350,022
		10,723,510
	Netherlands - 5.8%
453,487	Aegon N.V.	2,465,405
85,188	Koninklijke Ahold Delhaize N.V.	2,939,988
844,572	Koninklijke KPN N.V.	3,057,325
79,009	OCI N.V.	2,248,464
52,551	QIAGEN N.V.(a)	2,464,592
21,985	Wolters Kluwer N.V.	2,760,817
		15,936,591

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 62.0% (Continued)
	Singapore - 1.0%
374,472	Singapore Exchange Ltd.	$ 2,734,585

	Sweden - 3.1%
23,600	Evolution A.B.	2,910,035
207,874	Hennes & Mauritz A.B., Class B	3,491,354
958,616	Telia Company A.B.	2,060,823
		8,462,212
	Switzerland - 3.3%
10,705	Kuehne + Nagel International A.G.	3,343,663
23,582	Novartis A.G.	2,462,548
140,012	UBS Group A.G.	3,094,485
		8,900,696
	Taiwan Province Of China - 3.2%
568,364	Evergreen Marine Corp Taiwan Ltd.	1,876,623
41,596	Largan Precision Company Ltd.	2,872,287
1,288,393	Wan Hai Lines Ltd.	2,061,560
1,289,987	Yang Ming Marine Transport Corporation	1,904,387
		8,714,857
	Thailand - 2.0%
468,109	Advanced Info Service PCL	3,091,093
2,275,660	Indorama Ventures PCL	2,277,322
		5,368,415
	United Kingdom - 2.8%
436,928	BP plc	2,708,544
143,476	GSK plc	2,549,661
81,781	Shell plc	2,483,397
		7,741,602

	TOTAL COMMON STOCKS (Cost $163,198,197)	169,583,391

	PREFERRED STOCK — 1.0%
	Brazil – 1.0%
437,165	Gerdau S.A., 5.00% (Cost $2,228,945)	2,706,973

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares				Fair Value
	OPEN END FUND — 11.0%
	United States - 11.0%
1,200,000	Redwood Real Estate Income Fund, Class I (b) (Cost $30,000,000)			$ 30,012,000

Principal Amount ($)		Coupon Rate (%)	Maturity
	SHORT-TERM INVESTMENTS — 13.8%
	U.S. TREASURY BILLS — 13.7%
27,621,000 USD	United States Treasury Bill(c)(d)	0.0000	10/05/23	27,358,665
10,295,000 USD	United States Treasury Bill(c)	0.0000	11/02/23	10,154,402
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $37,581,883)			37,513,067

Shares
	MONEY MARKET FUNDS - 0.1%
253,619	First American Government Obligations Fund, Class X, 5.05% (Cost $253,619)(e)			253,619

	TOTAL SHORT-TERM INVESTMENTS (Cost $37,835,502)			37,766,686

	TOTAL INVESTMENTS – 87.8% (Cost $233,262,644)			$ 240,069,050
	OTHER ASSETS IN EXCESS OF LIABILITIES- 12.2%			33,296,509
	NET ASSETS - 100.0%			$ 273,365,559

LTD	- Limited Company
NV	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Zero coupon bond.
(d)	All or a portion of this security is held in a separate collateral account. Collateral has a fair value of $14,283,154 and represents 5.2% of net assets.
(e)	Rate disclosed is the seven day effective yield as of July 31, 2023.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

TOTAL RETURN SWAPS*
Security	Number of Shares	Notional Value	Currency	Interest Rate Payable	Termination Date	Counterparty	Value/ Unrealized Appreciation (Depreciation)
Adaro Enegery Indonesia TBK	11,545,374	1,721,478	USD	OBFR +0.90%	3/26/2024	Barclays	$ 123,394
Aena Sme Sa	20,034	2,965,032	EUR	ESTRON +0.45%	2/29/2024	Societe Generale	(57,276)
Aker Bp Asa	73,751	18,570,502	NOK	1-Mth NIBOR +0.35%	2/29/2024	Societe Generale	229,227
Amadeus It Group Sa	38,571	2,688,608	EUR	ESTRON +0.45%	2/29/2024	Societe Generale	(190,028)
Ap Moller - Maersk A/S	1,546	18,366,480	DKK	1M CIBOR +0.30%	2/29/2024	Societe Generale	399,211
Arcelormittal Sa	110,602	2,757,308	EUR	ESTRON +0.45%	2/29/2024	Societe Generale	166,621
Danske Bank A/S	135,703	22,526,698	DKK	1M CIBOR +0.30%	2/29/2024	Societe Generale	(103,122)
Deutsche Lufthansa Ag	368,515	3,456,302	EUR	ESTRON +0.45%	2/29/2024	Societe Generale	(81,451)
Diasorin Spa	17,626	1,681,520	EUR	ESTRON +0.45%	2/29/2024	Societe Generale	128,890
Dsv A/S	16,433	23,548,489	DKK	1M CIBOR +0.30%	2/29/2024	Societe Generale	(184,283)
Equinor Asa	64,190	20,033,699	NOK	1M NIBOR +0.35%	2/29/2024	Societe Generale	(23,434)
Ford Otomotiv Sanayi A/S	126,271	4,452,442	USD	FED FUNDS +1.85%	6/6/2024	Goldman Sachs	760,409
Grupo Aerport Del Sureste-B	107,265	3,093,997	USD	OBFR +0.60%	3/26/2024	Barclays	(50,624)
Grupo Mexico SAB DE CV-SER B	623,306	3,012,765	USD	OBFR +0.60%	3/26/2024	Barclays	229,882
Hellenic Telecommun Organiza	134,335	2,110,403	EUR	ESTRON +0.55%	2/29/2024	Societe Generale	(200,897)
International Container	810,214	2,915,859	USD	OBFR +0.90%	3/25/2024	Barclays	295,400
Jeronimo Martins Sgps Sa	93,125	2,350,475	EUR	ESTRON +0.50%	2/29/2024	Societe Generale	(49,153)
Mercedes-Benz Group Ag	39,170	2,885,654	EUR	ESTRON +0.45%	2/29/2024	Societe Generale	(44,365)
Norsk Hydro Asa	405,506	25,871,283	NOK	1M NIBOR +0.35%	2/29/2024	Societe Generale	104,030
OMV AV	47,749	1,872,305	EUR	1M EURIBOR +0.40%	3/26/2024	Barclays	93,912
Pandora A/S	47,111	28,700,021	DKK	1M CIBOR +0.30%	2/29/2024	Societe Generale	481,043
Petronas Chemicals Group BHD	1,326,795	1,872,368	USD	OBFR +0.90%	3/26/2024	Barclays	172,249
Public Bank Berhad	2,650,511	2,202,742	USD	OBFR +0.90%	3/26/2024	Barclays	247,952
Recordati Industria Chimica E Farmaceutica Spa	54,847	2,399,556	EUR	ESTRON +0.45%	2/29/2024	Societe Generale	192,996
Red Electrica Corporacion Sa	141,145	2,171,516	EUR	ESTRON +0.45%	2/29/2024	Societe Generale	(27,937)
Repsol Sa	183,204	2,442,109	EUR	ESTRON +0.45%	2/29/2024	Societe Generale	114,830
Shaanxi Coal Industry - A	938,800	2,333,203	USD	OBFR +0.90%	3/22/2024	Barclays	(199,537)
Shanxi Lu'An Environmental - A	1,056,300	2,910,016	USD	OBFR +0.90%	3/22/2024	Barclays	(494,518)
SOC Quimica Y Minera Chile - B	28,427	2,083,631	USD	SOFR +1.00%	6/6/2024	Goldman Sachs	13,966
Telenor Asa	288,101	31,345,389	NOK	1M NIBOR +0.35%	2/29/2024	Societe Generale	(8,528)
Turk Hava Yollari	375,759	3,269,156	USD	FED FUNDS +1.85%	6/6/2024	Goldman Sachs	472,710
United Tractors TBK PT	1,294,626	2,026,948	USD	OBFR +0.90%	3/26/2024	Barclays	335,773
Zangge Mining Co. Ltd. - A	689,300	2,284,408	USD	OBFR +0.90%	3/21/2024	Barclays	36,571
							$ 2,883,913

* The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

OBF – Overnight Bank Funding Rate

ESTRON – Euro Short Term Rate

NIBOR – Norwegian Interbank Offered Rate

CIBOR – Copenhagen Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

EURIBOR – Euro Interbank Offered Rate

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 51.6%
	ADVERTISING & MARKETING - 1.3%
47,389	Interpublic Group of Companies, Inc. (The)	$ 1,622,125
20,225	Omnicom Group, Inc.	1,711,441
		3,333,566
	APPAREL & TEXTILE PRODUCTS - 0.8%
103,521	VF Corporation	2,050,751

	AUTOMOTIVE - 1.5%
146,947	Ford Motor Company	1,941,170
8,111	Tesla, Inc.(a)	2,169,124
		4,110,294
	BANKING - 1.9%
49,555	Comerica, Inc.	2,673,988
188,248	KeyCorporation	2,317,333
		4,991,321
	BEVERAGES - 0.3%
4,293	PepsiCo, Inc.	804,766

	BIOTECH & PHARMA - 4.7%
12,852	AbbVie, Inc.	1,922,402
8,037	Amgen, Inc.	1,881,864
2,466	Eli Lilly and Company	1,120,920
5,064	Johnson & Johnson	848,372
7,951	Merck & Company, Inc.	847,974
92,716	Organon & Company	2,037,898
46,955	Pfizer, Inc.	1,693,197
194,032	Viatris, Inc.	2,043,157
		12,395,784
	CABLE & SATELLITE - 0.8%
45,121	Comcast Corporation, Class A	2,042,176

	CHEMICALS - 2.4%
36,382	Dow, Inc.	2,054,491
22,843	International Flavors & Fragrances, Inc.	1,932,746

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 51.6% (Continued)
	CHEMICALS - 2.4% (Continued)
20,774	LyondellBasell Industries N.V., Class A	$ 2,053,718
		6,040,955
	CONTAINERS & PACKAGING - 1.5%
182,606	Amcor PLC	1,873,538
59,899	International Paper Company	2,159,958
		4,033,496
	DIVERSIFIED INDUSTRIALS - 0.8%
18,921	3M Company	2,109,692

	E-COMMERCE DISCRETIONARY - 0.7%
12,716	Amazon.com, Inc.(a)	1,699,875

	ELECTRIC UTILITIES - 3.7%
35,466	Dominion Energy, Inc.	1,899,204
19,905	Duke Energy Corporation	1,863,506
26,537	Edison International	1,909,603
53,141	NRG Energy, Inc.	2,018,826
23,034	Pinnacle West Capital Corporation	1,907,676
		9,598,815
	FOOD - 1.3%
51,021	Conagra Brands, Inc.	1,673,999
46,400	Kraft Heinz Company (The)	1,678,752
		3,352,751
	HEALTH CARE FACILITIES & SERVICES - 0.6%
2,895	UnitedHealth Group, Inc.	1,465,941

	HOME & OFFICE PRODUCTS - 0.8%
13,756	Whirlpool Corporation	1,984,441

	HOUSEHOLD PRODUCTS - 0.2%
4,054	Procter & Gamble Company (The)	633,640

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 51.6% (Continued)
	INSURANCE - 0.9%
85,310	Lincoln National Corporation	$ 2,392,092

	INTERNET MEDIA & SERVICES - 0.9%
18,338	Alphabet, Inc., Class A(a)	2,433,819

	MACHINERY - 0.8%
23,555	Stanley Black & Decker, Inc.	2,338,304

	MEDICAL EQUIPMENT & DEVICES - 0.5%
2,038	Danaher Corporation	519,812
1,211	Thermo Fisher Scientific, Inc.	664,428
		1,184,240
	OFFICE REIT - 0.9%
36,513	Boston Properties, Inc.	2,432,861

	OIL & GAS PRODUCERS - 4.8%
5,548	Chevron Corporation	907,986
38,360	Devon Energy Corporation	2,071,440
12,872	Exxon Mobil Corporation	1,380,393
109,893	Kinder Morgan, Inc.	1,946,205
31,352	ONEOK, Inc.	2,101,838
8,828	Pioneer Natural Resources Company	1,992,215
61,740	Williams Companies, Inc. (The)	2,126,943
		12,527,020
	RETAIL - CONSUMER STAPLES - 0.7%
58,852	Walgreens Boots Alliance, Inc.	1,763,794

	RETAIL - DISCRETIONARY - 1.4%
23,764	Advance Auto Parts, Inc.	1,767,804
24,418	Best Buy Company, Inc.	2,027,915
		3,795,719
	RETAIL REIT - 0.8%
16,967	Simon Property Group, Inc.	2,114,088

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 51.6% (Continued)
	SEMICONDUCTORS - 1.4%
7,693	NVIDIA Corporation	$ 3,594,862

	SOFTWARE - 1.7%
13,505	Microsoft Corporation	4,536,600

	TECHNOLOGY HARDWARE - 6.6%
46,382	Apple, Inc.	9,111,744
57,465	Corning, Inc.	1,950,362
122,837	Hewlett Packard Enterprise Company	2,134,907
60,082	HP, Inc.	1,972,492
29,883	Seagate Technology Holdings PLC	1,897,571
		17,067,076
	TECHNOLOGY SERVICES - 2.4%
13,816	International Business Machines Corporation	1,991,991
2,618	Mastercard, Inc., Class A	1,032,225
16,754	Paychex, Inc.	2,102,124
5,055	Visa, Inc., Class A	1,201,725
		6,328,065
	TELECOMMUNICATIONS - 1.3%
111,452	AT&T, Inc.	1,618,283
49,389	Verizon Communications, Inc.	1,683,177
		3,301,460
	TOBACCO & CANNABIS - 1.5%
39,923	Altria Group, Inc.	1,813,303
19,657	Philip Morris International, Inc.	1,960,196
		3,773,499
	TRANSPORTATION & LOGISTICS - 0.8%
10,614	United Parcel Service, Inc., Class B	1,986,198

	TRANSPORTATION EQUIPMENT - 0.9%
8,664	Cummins, Inc.	2,259,571

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares				Fair Value
	TOTAL COMMON STOCKS (Cost $123,988,339)			$ 134,477,532

	EXCHANGE-TRADED FUNDS — 18.2%
	EQUITY - 15.6%
98,208	iShares Core S&P Small-Cap ETF			10,327,553
280,717	Schwab International Small-Cap Equity ETF			9,942,996
86,614	Vanguard FTSE All World ex-US Small-Cap ETF			10,041,161
50,078	Vanguard Small-Cap ETF			10,453,783
				40,765,493
	FIXED INCOME - 2.6%
67,221	iShares 20+ Year Treasury Bond ETF			6,725,461

	TOTAL EXCHANGE-TRADED FUNDS (Cost $45,057,517)			47,490,954

	OPEN END FUNDS — 12.0%
	FIXED INCOME - 0.1%
10,402	Nuveen California High Yield Municipal Bond Fund, Class I			81,237
5,988	Nuveen High Yield Municipal Bond Fund, Class I			89,107
				170,344
	REAL ESTATE - 11.9%
1,240,000	Redwood Real Estate Income Fund, Class I(b)			31,012,400

	TOTAL OPEN END FUNDS (Cost $31,215,198)			31,182,744

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 4.1%
	U.S. TREASURY NOTES — 4.1%
3,570,000	United States Treasury Note	2.7500	08/31/23	3,562,295
385,000	United States Treasury Note	2.5000	05/31/24	375,902
3,241,000	United States Treasury Note	3.2500	08/31/24	3,169,533
542,000	United States Treasury Note	1.1250	01/15/25	511,374
3,018,000	United States Treasury Note	3.1250	08/15/25	2,916,260
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $10,728,325)			10,535,364

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 1.7%
	U.S. TREASURY BILLS — 0.7%
1,946,000	United States Treasury Bill(c) (Cost $1,923,120)	0.0000	11/02/23	$ 1,919,424
Shares
	MONEY MARKET FUNDS - 1.0%
2,623,346	Goldman Sachs Financial Square Government Fund, Administration Shares, 4.79% (Cost $2,623,346)(d)			2,623,346

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,546,466)			4,542,770

	TOTAL INVESTMENTS – 87.6% (Cost $215,535,845)			$ 228,229,364
	OTHER ASSETS IN EXCESS OF LIABILITIES- 12.4%			32,358,012
	NET ASSETS - 100.0%			$ 260,587,376

ETF	- Exchange-Traded Fund
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Zero coupon bond.
(d)	Rate disclosed is the seven day effective yield as of July 31, 2023.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

TOTAL RETURN SWAPS *
Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	Value/ Unrealized Appreciation (Depreciation)
iShares Iboxx $ High Yield Corporate Bond	133,000	$ 9,984,310	Fed Funds + 40 bps	3/27/2024	Barclays	$ 57,190
iShares Preferred & Income - Institutional Class	965,000	30,127,300	OBFR + 55 bps	4/1/2024	Goldman	279,850
SPDR Bloomberg Convertible - Institutional Class	447,961	31,334,872	OBFR + 40 bps	4/4/2024	Barclays	873,524
TOTAL						$ 1,210,564

* The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each swap pays monthly.

FED FUNDS -Federal Funds Rate

OBFR -Overnight Bank Funding Rate